SUBSEQUENT EVENTS (Details) - Subsequent events ¥ in Millions		1 Months Ended
	Mar. 23, 2022 USD ($)	Mar. 31, 2022 item	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Jan. 31, 2022 CNY (¥) installment	Jan. 31, 2022 USD ($)
Subsequent Event [Line Items]
Investment by government to subscribe for ordinary shares of the entity to support the electronic vehicles ("EVs") business					¥ 100	$ 15,400,000
Number of installments | installment					2
Proceeds from issuance of ordinary shares			¥ 30	$ 4,600,000
Remaning proceeds receivable after the Company obtain the order of 5,000 EVs					¥ 70	$ 10,800,000
Minimum order of electronic vehicles required to receive remaining proceeds		5,000
Order of electronic vehicles obtained		5,000
Strategic Cooperation Agreements
Subsequent Event [Line Items]
Electronic vehicles to customers, period		5 years
Strategic Cooperation Agreements | BUJIA Logistics Co., Ltd
Subsequent Event [Line Items]
Volume of sales order signed | $	5,000